UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7278

Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
August 31, 2011

Nuveen Arizona Premium Income Municipal Fund, Inc.
NAZ

Nuveen Arizona Dividend Advantage Municipal Fund
NFZ

Nuveen Arizona Dividend Advantage Municipal Fund 2
NKR

Nuveen Arizona Dividend Advantage Municipal Fund 3
NXE

Nuveen Texas Quality Income Municipal Fund
NTX

August

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Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Managers’ Comments	5
Common Share Dividend and Share Price Information	12
Performance Overviews	14
Portfolios of Investments	19
Statement of Assets and Liabilities	41
Statement of Operations	42
Statement of Changes in Net Assets	43
Statement of Cash Flows	46
Financial Highlights	48
Notes to Financial Statements	57
Annual Investment Management Agreement Approval Process	70
Reinvest Automatically, Easily and Conveniently	78
Glossary of Terms Used in this Report	80
Other Useful Information	83

Chairman’s
Letter to Shareholders

Dear Shareholders,

The global economy continues to be weighed down by an unusual combination of pressures facing the larger developed economies. Japanese leaders continue to work through the economic aftereffects of the March 2011 earthquake and tsunami. Political leaders in Europe and the U.S. have resolved some of the near term fiscal problems, but the financial markets are not convinced that these leaders are able to address more complex longer term fiscal issues. Despite improved earnings and capital increases, the largest banks in these countries continue to be vulnerable to deteriorating mortgage portfolios and sovereign credit exposure, adding another source of uncertainty to the global financial system.

In the U.S., recent economic statistics indicate that the economic recovery may be losing momentum. Consumption, which represents about 70% of the gross domestic product, faces an array of challenges from seemingly intractable declines in housing values, increased energy costs and limited growth in the job market. The failure of Congress and the administration to agree on the debt ceiling increase on a timely basis and the deep divisions between the political parties over fashioning a balanced program to address growing fiscal imbalances that led to the recent S&P ratings downgrade add considerable uncertainty to the domestic economic picture.

On a more positive note, corporate earnings continue to hold up well and the municipal bond market is recovering from recent weakness as states and municipalities implement various programs to reduce their budgetary deficits. In addition, the Federal Reserve System has made it clear that it stands ready to take additional steps should the economic recovery falter. However, there are concerns that the Fed is approaching the limits of its resources to intervene in the economy.

These perplexing times highlight the importance of professional investment management. Your Nuveen investment team is working hard to develop an appropriate response to increased risk, and they continue to seek out opportunities created by stressful markets using proven investment disciplines designed to help your Fund achieve its investment objectives. On your behalf, we monitor their activities to assure that they maintain their investment disciplines.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 21, 2011

4 Nuveen Investments

Portfolio Managers’ Comments

Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
Nuveen Texas Quality Income Municipal Fund (NTX)

Portfolio managers Michael Hamilton and Daniel Close review key investment strategies and the six-month performance of these five Nuveen Funds. Michael, who has 22 years of investment experience, assumed portfolio management responsibility for the Arizona Funds in January 2011. An eleven-year veteran of Nuveen, Dan has managed NTX since 2007.

What key strategies were used to manage the Arizona and Texas Funds during the six-month reporting period ended August 31, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. The relative decline in yields was attributable in part to the continued depressed level of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), continued to drift lower in 2011. Even though BABs were no longer an option for issuers (the BAB program expired at the end of 2010), some borrowers had accelerated issuance into 2010 in order to take advantage of the program’s favorable terms before its termination, fulfilling their capital program borrowing needs well into 2012. This reduced the need for many borrowers to come to market with new issues during this period. For the six months ended August 31, 2011, national municipal issuance was down 34% compared with the same period in 2010, while municipal issuance in Arizona and Texas declined 60% and 27%, respectively.

Despite the constrained issuance on tax-exempt municipal bonds and relatively lower yields, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, NTX found value in water and sewer bonds, local general and limited tax obligation credits and Texas appropriations bonds. The Texas Fund also purchased gas prepayment bonds, which are used by municipal utilities to prepay for gas supplies to be delivered over a long period of time. In the Arizona Funds, our focus was on buying bonds with wider credit spreads where we believed we were being compensated for perceived risk. This included some AA rated, insured school district credits that offered higher yields due to the fact that this segment was out of favor with the market. For the most part, all of these Funds focused on purchasing longer bonds in order to take advantage of more attractive yields at the longer end of the municipal yield curve.

Cash for new purchases during this period was generated largely by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds fully invested. In addition, the Arizona Funds sold pre-refunded bonds and credits with shorter call dates to generate additional cash for funding new purchases. This was particularly true in NKR, where we worked to reduce the Fund’s overweighting in bonds with shorter maturities.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments 5

As of August 31, 2011, all five of these Funds continued to use inverse floating rate securities. We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for these Nuveen Arizona and Texas Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/11
	6-Month	1-Year	5-Year	10-Year
Arizona Funds
NAZ	8.30%	2.35%	4.47%	4.87%
NFZ	9.58%	2.61%	4.06%	5.41%
NKR	7.60%	3.18%	4.53%	N/A
NXE	8.27%	3.72%	4.69%	N/A
Standard & Poor’s (S&P) Arizona Municipal Bond Index**	6.15%	2.52%	4.82%	4.96%
Standard & Poor’s (S&P) National Municipal Bond Index**	6.56%	2.62%	4.60%	4.93%
Lipper Other States Municipal Debt Classification Average**	8.63%	1.97%	4.44%	5.43%
Texas Fund
NTX	8.04%	2.48%	5.00%	5.48%
Standard & Poor’s (S&P) Texas Municipal Bond Index**	6.40%	2.78%	4.95%	5.17%
Standard & Poor’s (S&P) National Municipal Bond Index**	6.56%	2.62%	4.60%	4.93%
Lipper Other States Municipal Debt Classification Average**	8.63%	1.97%	4.44%	5.43%

For the six months ended August 31, 2011, the cumulative returns on common share net asset value (NAV) for all four Arizona Funds exceeded the return for the Standard & Poor’s (S&P) Arizona Municipal Bond Index and NTX outperformed the Standard & Poor’s (S&P) Texas Municipal Bond Index. All of the Funds also outperformed the Standard & Poor’s (S&P) National Municipal Bond Index. For the six-month period, NFZ exceeded the return for the Lipper Other States Municipal Debt Classification Average, while the remaining four Funds trailed the Lipper classification. Shareholders should note that the performance of the Lipper Other States classification represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, which may make direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of leverage was an important positive factor during this period. The impact of leverage is discussed in more detail later in this report.

During this period, as yields across the municipal yield curve declined, municipal bonds with longer maturities generally outperformed the shorter maturity categories,

  Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

  For additional information, see the individual Performance Overview for your Fund in this report.

* 6-month returns are cumulative; all other returns are annualized.

**Refer to the Glossary of Terms Used in this Report for definitions.

6 Nuveen Investments

with credits at the longest end of the yield curve posting the strongest returns. Overall, duration and yield curve positioning was a positive contributor to the performance of NAZ, NFZ, NKR, NXE and NTX. All five of these Funds were underweighted in the shorter parts of the yield curve that produced weaker returns and had correspondingly heavier exposures to the outperforming longer segments. Of the five, NFZ was the most advantageously positioned for the market environment of this period, with the longest duration.

Holdings that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds and health care, transportation and education credits. The special tax, water and sewer, and industrial development revenue sectors also outperformed the municipal market as a whole, while general obligation (GO) and other tax-supported bonds generally performed in line with the market during this period. Although NTX’s transportation holdings were positive for performance, this was offset to some degree by negative performance from the Fund’s local GO allocations. In the Arizona Funds, our holdings of limited tax obligation bonds issued for the Maricopa County Stadium District, which owns Chase Field in Phoenix, performed poorly. These bonds are backed by revenues from a car rental surcharge, which were negatively impacted by the decline in Arizona tourism and the drop in business and convention travel. Holdings of the stadium bonds detracted from the performance of NAZ and NKR, while NFZ and NXE did not own any of these bonds. Overall, the Arizona Funds’ utilities holdings were helpful for performance, with NFZ, NAZ and NXE benefiting the most.

Pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the poorest performing market segments during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Among these five Funds, NFZ had the smallest allocation of pre-refunded bonds, which lessened the negative impact of these holdings, while an overweighting in pre-refunded bonds detracted from the performance of NTX.

Credit exposure played a smaller role in performance during these six months, as bonds rated BBB, A and AA typically outperformed those rated AAA. This outperformance was due in part to the higher yields they offered investors looking for income. In this environment, the Funds’ performance generally benefited from their allocations to lower quality credits.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional

Nuveen Investments 7

income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely nonexistent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares or Variable MuniFund Term Preferred (VMTP) Shares, which are floating rate forms of preferred stock with a mandatory term redemption. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of three to five years.

8 Nuveen Investments

During 2010 and 2011, certain Nuveen leveraged closed-end funds (including NXE) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, 33 of the funds that received demand letters (including NXE) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contains the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. The court has heard arguments on the funds’ motion to dismiss the suit and has taken the matter under advisement. Nuveen Fund Advisors, Inc. believes that the Complaint is without merit, and is defending vigorously against these charges.

As of August 31, 2011, each of the Funds has redeemed all of their outstanding ARPS at liquidation value.

As of August 31, 2011, the Funds have issued and outstanding MTP Shares and VMTP Shares as shown in the accompanying tables.

MTP Shares
		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NFZ	2015	$11,100,000	2.05%	NFZ PrC
NKR	2015	$18,725,000	2.05%	NKR PrC
NXE	2016	$20,846,000	2.90%	NXE PrC
NTX	2015	$70,920,000	2.30%	NTX PrC

Nuveen Investments 9

VMTP Shares
	VMTP	VMTP Shares Issued
Fund	Series	at Liquidation Value
NAZ	2014	$28,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP and VMTP Shares.)

As of October 5, 2010, after the close of this reporting period, all 84 of the Nuveen closed-end municipal funds that had issued ARPS, approximately $11.0 billion, have redeemed at liquidation value all of these shares.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

Regulatory Matters

During May 2011, Nuveen Securities, LLC, known as Nuveen Investments, LLC, prior to April 30, 2011, entered into a settlement with the Financial Industry Regulatory Authority (FINRA) with respect to certain allegations regarding Nuveen-sponsored closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities, LLC neither admitted to nor denied FINRA’s allegations. Nuveen Securities, LLC is the broker-dealer subsidiary of Nuveen Investments.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities, LLC were false and misleading. Nuveen Securities, LLC agreed to a censure and the payment of a $3 million fine.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

10 Nuveen Investments

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Nuveen Investments 11

Common Share Dividend and Share Price Information

The monthly dividends of all five Funds in this report remained stable throughout the six-month reporting period ended August 31, 2011.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2011, all of the Funds in this report had a positive UNII balance, based upon our best estimate, for tax purposes and a positive UNII balance for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of August 31, 2011, and since the inception of the Funds’ repurchase programs, NFZ, NKR and NXE have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase program, NAZ and NTX have not repurchased any of their outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NAZ	—	—
NFZ	2,500	0.2%
NKR	800	0.0%*
NXE	1,600	0.1%
NTX	—	—
* Rounds to less than 0.1%.

During the six-month reporting period, NFZ, NKR and NXE did not repurchase any of their outstanding common shares.

12 Nuveen Investments

As of August 31, 2011, the Funds’ common share prices were trading at (+)premiums or (-)discounts to their common share NAVs as shown in the accompanying table.

	8/31/11	Six-Month Average
Fund	(+)Premium/(-)Discount	(+)Premium/(-)Discount
NAZ	(-)7.02%	(-) 8.17%
NFZ	(-)8.32%	(-)8.63%
NKR	(-)8.25%	(-)9.83%
NXE	(-)8.96%	(-)10.33%
NTX	(+)7.77%	(+)4.64%

Nuveen Investments 13

NAZ	Nuveen Arizona
Premium Income
Performance	Municipal Fund, Inc.
OVERVIEW
as of August 31, 2011

Credit Quality (as a % of total investments)2,3

Fund Snapshot
Common Share Price		$12.98
Common Share Net Asset Value (NAV)		$13.96
Premium/(Discount) to NAV		-7.02%
Market Yield		5.78%
Taxable-Equivalent Yield1		8.41%
Net Assets Applicable to Common Shares ($000)		$62,427
Leverage
Structural Leverage		30.96%
Effective Leverage		32.56%
Average Annual Total Return
(Inception 11/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	8.50%	8.30%
1-Year	0.38%	2.35%
5-Year	4.17%	4.47%
10-Year	2.97%	4.87%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		25.7%
Utilities		17.4%
Health Care		15.9%
Water and Sewer		14.9%
Education and Civic Organizations		11.5%
Tax Obligation/General		8.3%
U.S. Guaranteed		5.5%
Other		0.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

14 Nuveen Investments

NFZ	Nuveen Arizona Dividend Advantage
Performance	Municipal Fund
OVERVIEW
as of August 31, 2011

Fund Snapshot
Common Share Price		$13.01
Common Share Net Asset Value (NAV)		$14.19
Premium/(Discount) to NAV		-8.32%
Market Yield		5.95%
Taxable-Equivalent Yield1		8.66%
Net Assets Applicable to Common Shares ($000)		$21,974
Leverage
Structural Leverage		33.56%
Effective Leverage		36.77%
Average Annual Total Return
(Inception 1/30/01)
	On Share Price	On NAV
6-Month (Cumulative)	10.46%	9.58%
1-Year	-0.05%	2.61%
5-Year	1.28%	4.06%
10-Year	3.81%	5.41%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		31.4%
Utilities		20.4%
Health Care		14.1%
Tax Obligation/General		12.9%
Water and Sewer		9.2%
Education and Civic Organizations		8.2%
Other		3.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments 15

NKR	Nuveen Arizona
Dividend Advantage
Performance	Municipal Fund 2
OVERVIEW
as of August 31, 2011

Fund Snapshot
Common Share Price		$13.35
Common Share Net Asset Value (NAV)		$14.55
Premium/(Discount) to NAV		-8.25%
Market Yield		6.02%
Taxable-Equivalent Yield1		8.76%
Net Assets Applicable to Common Shares ($000)		$35,500
Leverage
Structural Leverage		34.53%
Effective Leverage		36.12%
Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	8.75%	7.60%
1-Year	0.47%	3.18%
5-Year	2.48%	4.53%
Since Inception	4.62%	5.93%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		32.4%
Health Care		21.0%
Tax Obligation/General		20.2%
Water and Sewer		9.0%
Education and Civic Organizations		6.9%
Utilities		5.6%
Other		4.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

16 Nuveen Investments

NXE	Nuveen Arizona Dividend Advantage
Performance	Municipal Fund 3
OVERVIEW
as of August 31, 2011

Fund Snapshot
Common Share Price		$12.91
Common Share Net Asset Value (NAV)		$14.18
Premium/(Discount) to NAV		-8.96%
Market Yield		5.86%
Taxable-Equivalent Yield1		8.53%
Net Assets Applicable to Common Shares ($000)		$43,474
Leverage
Structural Leverage		32.41%
Effective Leverage		34.77%
Average Annual Total Return
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	8.68%	8.27%
1-Year	1.10%	3.72%
5-Year	4.29%	4.69%
Since Inception	3.85%	5.21%
Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		25.9%
Health Care		23.2%
Education and Civic Organizations		12.9%
Utilities		11.1%
Water and Sewer		10.9%
Tax Obligation/General		7.6%
Other		8.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments 17

NTX	Nuveen Texas
Quality Income
Performance	Municipal Fund
OVERVIEW
as of August 31, 2011

Fund Snapshot
Common Share Price		$15.96
Common Share Net Asset Value (NAV)		$14.81
Premium/(Discount) to NAV		7.77%
Market Yield		5.38%
Taxable-Equivalent Yield1		7.47%
Net Assets Applicable to Common Shares ($000)		$141,765
Leverage
Structural Leverage		33.35%
Effective Leverage		34.56%
Average Annual Total Return
(Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	8.15%	8.04%
1-Year	1.11%	2.48%
5-Year	7.26%	5.00%
10-Year	6.71%	5.48%
Portfolio Composition4
(as a % of total investments)
Tax Obligation/General		28.5%
Utilities		11.1%
U.S. Guaranteed		10.9%
Water and Sewer		10.4%
Health Care		9.4%
Transportation		8.1%
Tax Obligation/Limited		7.6%
Education and Civic Organizations		6.7%
Other		7.3%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to invest- ments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investor Services, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	The Fund paid shareholders capital gains and net ordinary income distributions in December 2010 of $0.0067 per share.
4	Holdings are subject to change.

18 Nuveen Investments

Nuveen Arizona Premium Income Municipal Fund, Inc.
NAZ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.1% (0.8% of Total Investments)
$ 750	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 699,480
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 16.1% (11.5% of Total Investments)
2,500	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	3/12 at 100.00	A	1,924,925
	Rate Securities, 0.508%, 11/01/41 (Alternative Minimum Tax) (4)
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA	1,030,590
	Arizona State University, System Revenue Bonds, Series 2005:
1,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	Aa3	1,550,885
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	Aa3	793,583
755	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	760,549
	Refunding Series 2007, 5.000%, 5/15/31
1,600	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A–	1,563,424
	Refunding Series 2010, 5.125%, 5/15/40
200	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	174,250
	Education Center Project, Series 2010, 6.100%, 6/01/45
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	N/R	1,404,885
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured
825	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds,	3/21 at 100.00	BB+	852,143
	Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.875%, 3/01/42
10,585	Total Education and Civic Organizations			10,055,234
	Health Care – 22.3% (15.9% of Total Investments)
1,430	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	1,474,416
	2007A, 5.000%, 1/01/25
885	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	616,518
	2007B, 1.059%, 1/02/37
3,470	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	3,572,434
	2008D, 5.500%, 1/01/38
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	579,926
	Network, Series 2005B, 5.000%, 12/01/37
1,110	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	932,256
	Network, Series 2007, 5.000%, 12/01/42
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	2,216,693
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
2,900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,917,139
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
210	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	11/11 at 100.00	AA	210,097
	Hospital, Series 1998, 5.250%, 11/15/37
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/11 at 100.00	AA+	520,114
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
525	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	497,963
435	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	398,221
14,305	Total Health Care			13,935,777

Nuveen Investments 19

Nuveen Arizona Premium Income Municipal Fund, Inc. (continued)
NAZ	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 11.7% (8.3% of Total Investments)
$ 1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3	$ 1,385,453
	2006, Series 2008B, 5.750%, 7/01/28
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aa3	1,267,764
	Series 2008, 5.000%, 7/01/27 – AGM Insured
515	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA+	559,388
	Series 2011A, 2.000%, 7/01/30 – AGM Insured
3,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	3,762,027
	2008C, 5.250%, 7/01/28
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.375%, 7/01/28	11/11 at 100.00	Baa1	329,987
6,840	Total Tax Obligation/General			7,304,619
	Tax Obligation/Limited – 36.2% (25.7% of Total Investments)
327	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	330,103
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax	1/14 at 100.00	AA	3,105,090
	Revenue Bonds, Series 2008B, 6.250%, 7/01/38
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	1,353,139
	8/01/22 – NPFG Insured
740	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	776,682
	8/01/23 – NPFG Insured
1,125	Marana Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series	1/12 at 100.00	AA	1,127,891
	2008B, 5.125%, 7/01/28
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AA	586,621
	AMBAC Insured
1,426	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	1,443,297
	4.600%, 1/01/26
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	N/R	3,151,732
	6/01/18 – AMBAC Insured
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 –	7/15 at 100.00	AA+	3,575,066
	AGM Insured
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,170,689
	7.750%, 6/15/29
265	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa1	265,003
	Bonds, Series 2002D, 5.125%, 7/01/24
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	1,665,448
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,202,220
	2006, 5.000%, 7/01/24
2,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	No Opt. Call	AAA	2,129,860
	Improvements Project, Series 2010, 5.000%, 7/01/36
645	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	681,294
	2005, 5.750%, 7/15/24
21,933	Total Tax Obligation/Limited			22,564,135
	U.S. Guaranteed – 7.8% (5.5% of Total Investments) (5)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	N/R (5)	1,503,575
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	444,590
	4/01/16 (Pre-refunded 4/01/15)
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AA– (5)	1,275,072
	Series 2003, 5.000%, 1/01/27 (Pre-refunded 1/01/13) – FGIC Insured

20 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 735	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa1 (5)	$ 763,827
	Bonds, Series 2002D, 5.125%, 7/01/24 (Pre-refunded 7/01/12)
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1 (5)	563,523
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22 (Pre-refunded 1/01/13)
310	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	N/R (5)	318,252
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27 (Pre-refunded 1/01/12)
4,410	Total U.S. Guaranteed			4,868,839
	Utilities – 24.4% (17.4% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,171,590
	Hoover Project, Series 2001, 5.250%, 10/01/15
1,600	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	1,648,464
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
1,340	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	1,357,849
	Company, Refunding Series 2008, 5.750%, 9/01/29
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	A3	2,172,474
	SYNCORA GTY Insured
715	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	840,096
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.121%, 1/01/38 (IF) (6)
660	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	675,048
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A	4,331,066
3,500	5.000%, 12/01/37	No Opt. Call	A	3,024,560
15,485	Total Utilities			15,221,147
	Water and Sewer – 21.0% (14.9% of Total Investments)
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	A	1,016,829
	Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AA	3,660,860
	7/01/28 – AMBAC Insured
1,425	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	1,456,208
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	616,518
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,079,390
	Series 2004, 5.000%, 7/01/24 – NPFG Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,535,775
	2002, 5.000%, 7/01/26 – FGIC Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,563,938
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured

Nuveen Investments 21

Nuveen Arizona Premium Income Municipal Fund, Inc. (continued)
NAZ	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
$ 600	4.700%, 4/01/22	4/14 at 100.00	N/R	$ 605,220
810	4.900%, 4/01/32	4/17 at 100.00	N/R	751,275
905	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	809,007
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
12,595	Total Water and Sewer			13,095,020
$ 86,903	Total Investments (cost $83,837,864) – 140.6%			87,744,251
	Variable MuniFund Term Preferred shares, at Liquidation Value – (44.9)% (7)			(28,000,000)
	Other Assets Less Liabilities – 4.3%			2,682,407
	Net Assets Applicable to Common Shares – 100%			$ 62,426,658

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Variable MuniFund Term Preferred shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

22 Nuveen Investments

Nuveen Arizona Dividend Advantage Municipal Fund
NFZ	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 12.1% (8.2% of Total Investments)
$ 280	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	3/12 at 100.00	A	$ 215,592
	Rate Securities, 0.508%, 11/01/41 (Alternative Minimum Tax) (4)
275	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	277,021
	Refunding Series 2007, 5.000%, 5/15/31
500	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A–	488,570
	Refunding Series 2010, 5.125%, 5/15/40
220	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	204,239
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/12 at 100.00	BBB–	920,810
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/29
300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	3/12 at 100.00	BBB	300,159
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart,
	Series 2001, 5.250%, 9/01/21
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	257,902
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,880	Total Education and Civic Organizations			2,664,293
	Health Care – 21.0% (14.1% of Total Investments)
565	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	582,549
	2007A, 5.000%, 1/01/25
325	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	226,405
	2007B, 1.059%, 1/02/37
720	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	741,254
	2008D, 5.500%, 1/01/38
10	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	10,004
	Health System/West, Series 2003A, 5.000%, 3/01/28
250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	214,788
	Network, Series 2005B, 5.000%, 12/01/37
415	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	348,546
	Network, Series 2007, 5.000%, 12/01/42
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	773,265
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,025	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,031,058
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
200	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	189,700
150	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	137,318
350	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	BBB+	351,253
	6.000%, 7/01/39
4,760	Total Health Care			4,606,140
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	10/11 at 100.00	Baa1	785,510
	Whispering Palms Apartments, Series 1999A, 5.900%, 7/01/29 – NPFG Insured

Nuveen Investments 23

Nuveen Arizona Dividend Advantage Municipal Fund (continued)
NFZ	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 19.1% (12.9% of Total Investments)
$ 1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	Aa2	$ 1,115,630
	Series 2005, 5.000%, 7/01/20 – FGIC Insured
180	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA+	195,514
	Series 2011A, 2.000%, 7/01/30 – AGM Insured
1,310	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999,	7/21 at 100.00	AAA	1,441,865
	5.000%, 7/01/32
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	Aa2	1,447,790
	2006, 5.000%, 7/01/21 – NPFG Insured
3,830	Total Tax Obligation/General			4,200,799
	Tax Obligation/Limited – 46.5% (31.4% of Total Investments)
1,220	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1	1,131,526
	Project, Series 2003A, 5.000%, 7/01/31 – NPFG Insured
85	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	69,706
	2005, 5.500%, 7/15/29
205	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	177,421
	Montecito Assessment District, Series 2007, 5.700%, 7/01/27
127	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	128,205
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	1,057,140
	8/01/22 – NPFG Insured
275	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	288,632
	8/01/23 – NPFG Insured
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 –	7/13 at 100.00	AA	1,247,661
	AMBAC Insured
498	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	504,041
	4.600%, 1/01/26
150	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	129,986
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
255	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	254,312
	Series 2008A, 7.400%, 7/15/33
330	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	261,307
	2006, 5.300%, 7/15/31
225	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	187,837
	Bonds, Series 2007, 5.800%, 7/15/32
100	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	79,704
	Series 2006, 5.350%, 7/15/31
900	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	A1	918,396
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	681,108
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
600	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	620,664
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,202,220
	2006, 5.000%, 7/01/24

24 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 350	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	$ 295,894
	Bonds, Series 2007, 5.900%, 7/15/32
500	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	528,135
	2005, 5.750%, 7/15/24
340	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	279,776
	2005, 6.000%, 7/01/30
225	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	176,994
	Bonds Series 2006, 5.250%, 7/15/31
10,245	Total Tax Obligation/Limited			10,220,665
	U.S. Guaranteed – 2.0% (1.4% of Total Investments) (5)
240	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	287,254
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
140	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	161,669
	4/01/16 (Pre-refunded 4/01/15)
380	Total U.S. Guaranteed			448,923
	Utilities – 30.2% (20.4% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,807,931
	Hoover Project, Series 2001, 5.250%, 10/01/17
600	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	618,174
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	1,187,770
	FGIC Insured
665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	673,858
	Company, Refunding Series 2008, 5.750%, 9/01/29
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	1,003,910
	SYNCORA GTY Insured
560	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	657,978
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.121%, 1/01/38 (IF) (6)
660	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	676,104
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/18
5,985	Total Utilities			6,625,725
	Water and Sewer – 13.7% (9.2% of Total Investments)
475	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	485,403
225	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	231,194
	2003, 5.000%, 7/01/23 – NPFG Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,535,775
	2002, 5.000%, 7/01/26 – FGIC Insured

Nuveen Investments 25

Nuveen Arizona Dividend Advantage Municipal Fund (continued)
NFZ	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
$ 225	4.700%, 4/01/22	4/14 at 100.00	N/R	$ 226,958
260	4.900%, 4/01/32	4/17 at 100.00	N/R	241,150
325	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	290,527
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
3,010	Total Water and Sewer			3,011,007
$ 32,090	Total Investments (cost $31,983,575) – 148.2%			32,563,062
	MuniFund Term Preferred Shares, at Liquidation Value – (50.5)% (7)			(11,100,000)
	Other Assets Less Liabilities – 2.3%			511,206
	Net Assets Applicable to Common Shares – 100%			$ 21,974,268

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred shares, at Liquidation Value as a percentage of Total Investments is 34.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
See accompanying notes to financial statements.

26 Nuveen Investments

Nuveen Arizona Dividend Advantage Municipal Fund 2
NKR	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 10.4% (6.9% of Total Investments)
$ 1,130	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	3/12 at 100.00	A	$ 870,066
	Rate Securities, 0.508%, 11/01/41 (Alternative Minimum Tax) (4)
450	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	453,308
	Refunding Series 2007, 5.000%, 5/15/31
775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A–	757,284
	Refunding Series 2010, 5.125%, 5/15/40
485	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	469,858
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
365	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	338,851
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
290	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/12 at 100.00	BBB–	290,073
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	405,878
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
	University of Arizona, Certificates of Participation, Series 2002A:
65	5.500%, 6/01/18 – AMBAC Insured	6/12 at 100.00	AA–	67,047
40	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	AA–	40,951
4,080	Total Education and Civic Organizations			3,693,316
	Health Care – 31.6% (21.0% of Total Investments)
845	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	871,246
	2007A, 5.000%, 1/01/25
520	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	362,248
	2007B, 1.059%, 1/02/37
1,150	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	1,183,948
	2008D, 5.500%, 1/01/38
600	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	620,904
	5.000%, 4/01/20
400	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	343,660
	Network, Series 2005B, 5.000%, 12/01/37
655	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	550,115
	Network, Series 2007, 5.000%, 12/01/42
1,375	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,417,652
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,650	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,659,751
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	11/11 at 100.00	AA	500,230
	Hospital, Series 1998, 5.250%, 11/15/37
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA+	1,116,125
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
315	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	298,778
260	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	238,017
1,050	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	BBB+	1,053,759
	6.000%, 7/01/39
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,001,730
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33
11,440	Total Health Care			11,218,163

Nuveen Investments 27

Nuveen Arizona Dividend Advantage Municipal Fund 2 (continued)
NKR	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.7% (0.5% of Total Investments)
$ 245	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily	10/11 at 105.00	AAA	$ 257,512
	Housing Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain
	Place Apartments, Series 2001A-1, 6.000%, 10/20/31
	Tax Obligation/General – 30.5% (20.2% of Total Investments)
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA+	1,058,650
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AA+	1,191,060
	Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	898,954
	Series 2011, 5.000%, 7/01/23
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	Aa2	1,302,435
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AA	1,641,657
	Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
985	5.000%, 7/01/22	7/12 at 100.00	AAA	1,015,299
290	5.000%, 7/01/27	7/12 at 100.00	AAA	299,413
310	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA+	336,719
	Series 2011A, 2.000%, 7/01/30 – AGM Insured
500	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds,	7/21 at 100.00	A+	530,140
	Series 2011B, 5.375%, 7/01/29
1,000	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,052,720
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
1,360	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999,	7/21 at 100.00	AAA	1,489,879
	5.000%, 7/01/33
9,790	Total Tax Obligation/General			10,816,926
	Tax Obligation/Limited – 48.9% (32.4% of Total Investments)
	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 – NPFG Insured	5/12 at 100.00	A+	760,298
1,000	5.000%, 11/01/18 – NPFG Insured	5/12 at 100.00	A+	1,012,470
500	5.000%, 11/01/20 – NPFG Insured	5/12 at 100.00	A+	504,935
120	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	98,408
	2005, 5.500%, 7/15/29
337	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	281,378
	Montecito Assessment District, Series 2007, 5.800%, 7/01/32
200	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	201,898
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
990	Marana Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series	1/12 at 100.00	AA	992,544
	2008B, 5.125%, 7/01/28
834	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	844,116
	4.600%, 1/01/26
	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840	5.375%, 6/01/18 – AMBAC Insured	6/12 at 100.00	BBB–	778,663
2,645	5.375%, 6/01/19 – AMBAC Insured	6/12 at 100.00	BBB–	2,494,498
240	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	207,977
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
415	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	413,880
	Series 2008A, 7.400%, 7/15/33
530	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	419,675
	2006, 5.300%, 7/15/31
350	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	292,191
	Bonds, Series 2007, 5.800%, 7/15/32

28 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 140	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	$ 111,586
	Series 2006, 5.350%, 7/15/31
1,000	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	A1	1,020,440
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	1,071,744
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
270	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa1	270,003
	Bonds, Series 2002D, 5.125%, 7/01/24
250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	252,178
	2010A, 5.375%, 8/01/39
960	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	993,062
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,202,220
	2006, 5.000%, 7/01/24
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	No Opt. Call	AAA	1,064,930
	Improvements Project, Series 2010, 5.000%, 7/01/36
555	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	469,203
	Bonds, Series 2007, 5.900%, 7/15/32
750	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	792,203
	2005, 5.750%, 7/15/24
637	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	524,168
	2005, 6.000%, 7/01/30
350	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	275,324
	Bonds Series 2006, 5.250%, 7/15/31
17,733	Total Tax Obligation/Limited			17,349,992
	Transportation – 2.8% (1.9% of Total Investments)
1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	1,005,350
	2002B, 5.250%, 7/01/27 – FGIC Insured (Alternative Minimum Tax)
	U.S. Guaranteed – 3.7% (2.5% of Total Investments) (5)
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AA+ (5)	113,452
	2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
375	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	448,834
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
730	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa1 (5)	758,631
	Bonds, Series 2002D, 5.125%, 7/01/24 (Pre-refunded 7/01/12)
1,205	Total U.S. Guaranteed			1,320,917
	Utilities – 8.5% (5.6% of Total Investments)
900	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	927,261
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	673,858
	Company, Refunding Series 2008, 5.750%, 9/01/29
450	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	528,732
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.121%, 1/01/38 (IF) (6)
1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	864,160
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
3,015	Total Utilities			2,994,011

Nuveen Investments 29

Nuveen Arizona Dividend Advantage Municipal Fund 2 (continued)
NKR	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 13.5% (9.0% of Total Investments)
$ 500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011,	7/21 at 100.00	AA+	$ 524,145
	5.500%, 7/01/41
500	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue	12/11 at 100.00	N/R	500,110
	Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
260	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	267,158
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,251,820
	Bonds, Series 2001, 5.500%, 7/01/22 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
350	4.700%, 4/01/22	4/14 at 100.00	N/R	353,045
410	4.900%, 4/01/32	4/17 at 100.00	N/R	380,275
1,000	Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 –	7/12 at 102.00	Aa2	1,056,550
	FGIC Insured
525	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	469,313
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
4,545	Total Water and Sewer			4,802,416
$ 53,053	Total Investments (cost $52,462,074) – 150.6%			53,458,603
	MuniFund Term Preferred Shares, at Liquidation Value – (52.7)% (7)			(18,725,000)
	Other Assets Less Liabilities – 2.1%			766,674
	Net Assets Applicable to Common Shares – 100%			$ 35,500,277

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred shares, at Liquidation Value as a percentage of Total Investments is 35.0%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

30 Nuveen Investments

Nuveen Arizona Dividend Advantage Municipal Fund 3
NXE	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.0% (0.7% of Total Investments)
$ 470	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 438,341
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 18.1% (12.9% of Total Investments)
690	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	3/12 at 100.00	A	531,279
	Rate Securities, 0.508%, 11/01/41 (Alternative Minimum Tax) (4)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	Aa3	1,332,375
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds,	7/12 at 100.00	AA–	1,164,555
	Main Campus Project, Series 2002, 5.250%, 7/01/18 – NPFG Insured
520	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	523,822
	Refunding Series 2007, 5.000%, 5/15/31
900	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A–	879,426
	Refunding Series 2010, 5.125%, 5/15/40
560	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	542,517
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
415	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	385,269
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	477,753
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 –	6/12 at 100.00	AA–	2,057,400
	AMBAC Insured
8,030	Total Education and Civic Organizations			7,894,396
	Health Care – 32.6% (23.2% of Total Investments)
1,015	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	1,046,526
	2007A, 5.000%, 1/01/25
620	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	431,911
	2007B, 1.059%, 1/02/37
2,390	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	2,460,550
	2008D, 5.500%, 1/01/38
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	646,775
	5.000%, 4/01/20
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	408,096
	Network, Series 2005B, 5.000%, 12/01/37
785	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	659,298
	Network, Series 2007, 5.000%, 12/01/42
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,881,612
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,985	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,996,731
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	11/11 at 100.00	AA	2,000,920
	Hospital, Series 1998, 5.250%, 11/15/37
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
375	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	355,688
315	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	288,367
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	BBB+	1,003,580
	6.000%, 7/01/39
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,001,730
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33
14,410	Total Health Care			14,181,784

Nuveen Investments 31

Nuveen Arizona Dividend Advantage Municipal Fund 3 (continued)
NXE	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 10.7% (7.6% of Total Investments)
$ 365	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA+	$ 396,459
	Series 2011A, 2.000%, 7/01/30 – AGM Insured
500	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds,	7/21 at 100.00	A+	530,140
	Series 2011B, 5.375%, 7/01/29
750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	789,540
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
1,000	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	1,065,730
	2008C, 5.250%, 7/01/28
1,705	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999,	7/21 at 100.00	AAA	1,859,064
	5.000%, 7/01/34
4,320	Total Tax Obligation/General			4,640,933
	Tax Obligation/Limited – 36.5% (25.9% of Total Investments)
138	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	113,170
	2005, 5.500%, 7/15/29
2,000	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A1	2,019,080
	2002, 5.000%, 7/15/27 – AMBAC Insured
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
248	5.700%, 7/01/27	1/17 at 100.00	N/R	214,637
154	5.800%, 7/01/32	1/17 at 100.00	N/R	128,582
236	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	238,240
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	551,024
	8/01/23 – NPFG Insured
975	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	986,827
	4.600%, 1/01/26
290	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	251,305
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
490	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	488,677
	Series 2008A, 7.400%, 7/15/33
2,175	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	N/R	2,321,551
	AMBAC Insured
640	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	506,778
	2006, 5.300%, 7/15/31
425	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	354,803
	Bonds, Series 2007, 5.800%, 7/15/32
160	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	127,526
	Series 2006, 5.350%, 7/15/31
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	1,252,038
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	252,178
	2010A, 5.375%, 8/01/39
1,130	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	1,168,917
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
2,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	No Opt. Call	AAA	2,129,859
	Improvements Project, Series 2010, 5.000%, 7/01/36
665	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	562,198
	Bonds, Series 2007, 5.900%, 7/15/32

32 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	$ 1,320,338
	2005, 5.750%, 7/15/24
638	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	524,991
	2005, 6.000%, 7/01/30
425	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	334,322
	Bonds Series 2006, 5.250%, 7/15/31
16,064	Total Tax Obligation/Limited			15,847,041
	Transportation – 6.1% (4.3% of Total Investments)
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds,
	Series 2002B:
300	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	309,456
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	2,329,255
2,600	Total Transportation			2,638,711
	U.S. Guaranteed – 4.8% (3.4% of Total Investments) (5)
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA+ (5)	1,770,568
	Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
270	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	311,791
	4/01/16 (Pre-refunded 4/01/15)
1,845	Total U.S. Guaranteed			2,082,359
	Utilities – 15.5% (11.1% of Total Investments)
1,200	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	1,236,348
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	BBB	1,253,563
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	673,858
	Company, Refunding Series 2008, 5.750%, 9/01/29
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	1,666,491
	SYNCORA GTY Insured
775	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	910,594
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.121%, 1/01/38 (IF) (6)
1,165	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	1,006,746
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
6,715	Total Utilities			6,747,600
	Water and Sewer – 15.3% (10.9% of Total Investments)
955	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	975,915
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	416,150
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue	11/11 at 100.00	AA+	1,002,820
	Refunding Bonds, Series 2001, 5.125%, 7/01/21 – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	2,070,459
	2002, 5.000%, 7/01/18 – FGIC Insured
750	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	752,843
	6.000%, 7/01/38

Nuveen Investments 33

Nuveen Arizona Dividend Advantage Municipal Fund 3 (continued)
NXE	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
$ 425	4.700%, 4/01/22	4/14 at 100.00	N/R	$ 428,698
490	4.900%, 4/01/32	4/17 at 100.00	N/R	454,475
615	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	549,767
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
6,640	Total Water and Sewer			6,651,127
$ 61,094	Total Investments (cost $60,309,923) – 140.6%			61,122,292
	MuniFund Term Preferred Shares, at Liquidation Value – (47.9)% (7)			(20,846,000)
	Other Assets Less Liabilities – 7.3%			3,198,173
	Net Assets Applicable to Common Shares – 100%			$ 43,474,465

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred shares, at Liquidation Value as a percentage of Total Investments is 34.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

34 Nuveen Investments

Nuveen Texas Quality Income Municipal Fund
NTX	Portfolio of Investments
August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.5% (1.0% of Total Investments)
$ 2,235	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 2,084,450
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 10.0% (6.7% of Total Investments)
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	973,050
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
2,000	Laredo Community College District, Wells County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA+	2,088,920
	2010, 5.250%, 8/01/35 – AGM Insured
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,210,061
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,268,265
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,325,217
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Baa3	1,715,301
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Baa3	1,796,005
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Baa3	1,862,700
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	AA+	1,808,623
	AGM Insured
70	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AA+	71,536
	3/15/20 – AGM Insured
13,815	Total Education and Civic Organizations			14,119,678
	Energy – 2.0% (1.3% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	10/11 at 100.00	BBB	2,838,750
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
	Health Care – 14.0% (9.4% of Total Investments)
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	BBB–	1,730,290
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	BBB–	1,788,152
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	1,247,549
	Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	Aa3	2,102,760
	Children’s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	A	2,041,880
1,000	6.000%, 12/01/34	12/13 at 100.00	A	1,008,870
2,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,453,300
	Texas Health Resources, Series 2007B, 5.000%, 11/15/42
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	1,250,850
	Bonds, Scott & White HealthCare Project, Series 2010, 5.250%, 8/15/40
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA+	2,151,000
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	1,472,234
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	610,260
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	2,020,838
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
20,350	Total Health Care			19,877,983

Nuveen Investments 35

Nuveen Texas Quality Income Municipal Fund (continued)
NTX	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.7% (1.2% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
$ 2,000	6.000%, 8/01/31 – NPFG Insured	2/12 at 102.00	Baa1	$ 1,780,840
750	6.050%, 8/01/36 – NPFG Insured	2/12 at 102.00	Baa1	655,388
2,750	Total Housing/Multifamily			2,436,228
	Housing/Single Family – 2.6% (1.7% of Total Investments)
1,247	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	10/11 at 106.75	AA+	1,313,471
	Bonds, Series 2001A-3, 6.180%, 4/01/33
2,325	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AA+	2,331,371
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
3,572	Total Housing/Single Family			3,644,842
	Long-Term Care – 1.1% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
1,000	5.000%, 7/01/27	7/17 at 100.00	BBB	959,770
600	5.000%, 7/01/37	7/17 at 100.00	BBB	536,088
1,600	Total Long-Term Care			1,495,858
	Materials – 2.1% (1.4% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	9/11 at 100.50	BBB	3,021,210
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
	Tax Obligation/General – 42.4% (28.5% of Total Investments)
1,260	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004,	6/14 at 100.00	Aaa	1,367,755
	5.000%, 6/15/19
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,078,780
	2006, 5.000%, 2/15/36
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	416,432
	Building Series 2008, 5.000%, 2/15/38
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,329,290
	2006A, 5.000%, 8/15/22
325	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – NPFG Insured	8/12 at 100.00	AA–	335,949
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	AA+	2,396,716
	of Obligation, Series 2002, 5.500%, 9/01/21 – AGM Insured
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA+	2,090,988
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	A–	1,340,401
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	A–	1,328,659
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	Aa1	3,871,520
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA	1,344,700
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 – AMBAC Insured	2/13 at 100.00	AA+	2,631,250
2,235	5.000%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA+	2,349,678
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AA	5,371,900
100	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	11/11 at 100.00	Aa2	100,375
	Series 2002, 5.250%, 2/01/21
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	745,094
	Bonds, Series 2006, 0.000%, 8/15/45
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	244,250
	Bonds, Series 2008, 0.000%, 8/15/36

36 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	$ 396,518
	Series 2009, 5.000%, 8/15/34
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	N/R	1,815,870
	2011A, 7.250%, 4/01/36
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,128,221
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,693,962
	2005, 5.000%, 2/15/34
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	AA	1,646,430
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,150,980
	2008A, 5.250%, 2/15/34
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	433,799
	0.000%, 10/01/35
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,239,926
1,165	5.000%, 8/15/23 – AGM Insured	8/15 at 100.00	AAA	1,301,363
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,367,075
	2004A, 5.000%, 8/15/22
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,235,623
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A,	4/17 at 100.00	Aaa	5,269,550
	5.000%, 4/01/33 (UB)
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	Aaa	1,076,830
	5.000%, 4/01/30 (UB)
1,110	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	11/11 at 100.00	Aaa	1,114,029
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	3,207,650
	2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	571,530
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	508,810
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.12	AAA	283,035
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	267,660
425	0.000%, 8/15/45	8/15 at 20.76	AAA	71,910
73,520	Total Tax Obligation/General			60,124,508
	Tax Obligation/Limited – 11.3% (7.6% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA+	1,033,380
	AGM Insured
7,940	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	AA+	8,226,555
	5.000%, 12/01/36 – AMBAC Insured
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,720	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	Baa1	301,258
930	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa1	139,500
3,265	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	Baa1	421,316
	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
2,250	5.250%, 11/15/22 – NPFG Insured	11/11 at 100.00	Baa1	2,087,528
2,475	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	Baa1	287,966
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	402,030
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured

Nuveen Investments 37

Nuveen Texas Quality Income Municipal Fund (continued)
NTX	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA	$ 2,155,460
	5.500%, 9/01/41
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB	1,022,060
	Improvement Facilities, Series 2009, 5.500%, 9/01/29
24,050	Total Tax Obligation/Limited			16,077,053
	Transportation – 12.1% (8.1% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	A	1,080,690
	NPFG Insured
	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB–	588,264
2,205	0.000%, 1/01/37	No Opt. Call	BBB–	409,226
2,000	0.000%, 1/01/38	No Opt. Call	BBB–	346,420
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	3,257,164
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/11 at 100.00	CCC+	1,929,668
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
1,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	1,013,510
	5.000%, 11/01/42
500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	1/12 at 100.00	AA+	500,250
	AGM Insured (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,829,180
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
395	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	A2	405,385
	5.750%, 1/01/40
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	333,544
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A2	230,915
2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA+	571,200
	0.000%, 1/01/36 – AGC Insured
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	950,162
	5.750%, 1/01/38
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	109,013
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,139,720
1,250	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 37.09	BBB+	422,738
	2002A, 0.000%, 8/15/29 – AMBAC Insured
26,255	Total Transportation			17,117,049
	U.S. Guaranteed – 16.2% (10.9% of Total Investments) (4)
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	No Opt. Call	AAA	288,843
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 – NPFG Insured (ETM)
950	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 (Pre-refunded	8/12 at 100.00	BBB (4)	993,368
	8/15/12) – NPFG Insured
2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005, 5.000%,	7/12 at 100.00	AAA	2,700,253
	7/15/25 (Pre-refunded 7/15/12)
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,105,540
	2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,247,320
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – NPFG Insured (ETM)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	Aaa	3,597,925
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)

38 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AA+ (4)	$ 1,787,433
	2/01/20 (Pre-refunded 2/01/12)
1,440	South Texas Community College District, Hidalgo and Starr Counties, Texas, General Obligation	8/12 at 100.00	Aa2 (4)	1,510,747
	Bonds, Series 2002, 5.500%, 8/15/17 (Pre-refunded 8/15/12) – AMBAC Insured
1,930	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/20	3/12 at 100.00	AA+ (4)	1,977,690
	(Pre-refunded 3/15/12) – AGM Insured
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.000%,	10/12 at 100.00	Aaa	1,577,790
	10/01/18 (Pre-refunded 10/01/12)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1 (4)	1,047,530
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)
5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24	4/12 at 100.00	AA+ (4)	5,151,000
	(Pre-refunded 4/15/12) – AGM Insured
20,960	Total U.S. Guaranteed			22,985,439
	Utilities – 16.5% (11.1% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	769,920
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A,	10/11 at 100.00	BBB–	2,402,304
	5.375%, 4/01/19
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A+	5,159,800
	AMBAC Insured
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,055,340
3,000	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A1	3,058,110
2,000	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,077,040
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	11/11 at 100.00	BBB–	999,990
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	BBB	1,612,485
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
1,500	5.625%, 12/15/17	No Opt. Call	A	1,597,530
2,000	6.250%, 12/15/26	No Opt. Call	A	2,042,300
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	663,706
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,028,840
24,600	Total Utilities			23,467,365
	Water and Sewer – 15.5% (10.4% of Total Investments)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A1	2,651,225
	2010, 5.875%, 5/01/40
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	BBB	1,058,265
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	BBB	1,078,698
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA	1,085,460
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,269,970
	5/15/23 – FGIC Insured
3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AA+	3,542,839
	5.500%, 12/01/17 – AGM Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	Aa1	1,829,233
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	Aa1	1,916,340

Nuveen Investments 39

Nuveen Texas Quality Income Municipal Fund (continued)
NTX	Portfolio of Investments August 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA–	$ 4,185,519
	5.250%, 3/01/40
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA–	1,318,400
	Series 2004A, 5.000%, 3/01/22 – NPFG Insured
20,735	Total Water and Sewer			21,935,949
$ 240,442	Total Investments (cost $205,862,861) – 149.0%			211,226,362
	Floating Rate Obligations – (2.8)%			(3,960,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.0)% (5)			(70,920,000)
	Other Assets Less Liabilities – 3.8%			5,419,074
	Net Assets Applicable to Common Shares – 100%			$ 141,765,436

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

40 Nuveen Investments

Statement of
Assets & Liabilities
			August 31, 2011 (Unaudited)

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Assets
Investments, at value (cost $83,837,864, $31,983,575,
$52,462,074, $60,309,923 and $205,862,861, respectively)	$87,744,251	$32,563,062	$53,458,603	$61,122,292	$211,226,362
Cash	2,129,512	84,504	44,311	—	2,394,495
Receivables:
Interest	928,004	349,040	636,585	633,291	2,777,598
Investments sold	—	—	—	2,490,493	115,407
Deferred offering costs	96,821	406,603	505,357	604,649	1,199,726
Other assets	12,833	3,965	11,169	11,162	30,682
Total assets	90,911,421	33,407,174	54,656,025	64,861,887	217,744,270
Liabilities
Cash overdraft	—	—	—	8,603	—
Floating rate obligations	—	—	—	—	3,960,000
Payables:
Common share dividends	264,007	97,726	159,482	192,619	611,415
Interest	32,756	18,962	31,988	50,378	135,930
Offering costs	98,359	175,952	182,521	223,158	170,448
MuniFund Term Preferred (MTP) Shares, at
liquidation value	—	11,100,000	18,725,000	20,846,000	70,920,000
Variable MuniFund Term Preferred (VMTP) Shares, at
liquidation value	28,000,000	—	—	—	—
Accrued expenses:
Management fees	49,344	17,617	27,282	35,548	114,556
Other	40,297	22,649	29,475	31,116	66,485
Total liabilities	28,484,763	11,432,906	19,155,748	21,387,422	75,978,834
Net assets applicable to Common shares	$62,426,658	$21,974,268	$35,500,277	$43,474,465	$141,765,436
Common shares outstanding	4,470,695	1,548,312	2,439,551	3,066,030	9,569,068
Net asset value per Common share outstanding (net assets
applicable to Common shares, divided by Common
shares outstanding)	$13.96	$14.19	$14.55	$14.18	$14.81
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$44,707	$15,483	$24,396	$30,660	$95,691
Paid-in surplus	61,888,522	21,878,468	34,533,508	43,232,739	135,608,172
Undistributed (Over-distribution of) net investment income	1,259,202	175,299	294,446	367,184	1,427,575
Accumulated net realized gain (loss)	(4,672,160)	(674,469)	(348,602)	(968,487)	(729,503)
Net unrealized appreciation (depreciation)	3,906,387	579,487	996,529	812,369	5,363,501
Net assets applicable to Common shares	$62,426,658	$21,974,268	$35,500,277	$43,474,465	$141,765,436
Authorized shares:
Common	200,000,000	Unlimited	Unlimited	Unlimited	Unlimited
Auction Rate Preferred Shares (ARPS)	1,000,000	Unlimited	Unlimited	Unlimited	Unlimited
MTP	—	Unlimited	Unlimited	Unlimited	Unlimited
VMTP	Unlimited	—	—	—	—

See accompanying notes to financial statements.

Nuveen Investments 41

Statement of
Operations
Six Months ended August 31, 2011
(Unaudited)

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Investment Income	$2,248,132	$818,857	$1,360,721	$1,623,896	$5,370,869
Expenses
Management fees	286,416	101,983	172,614	206,502	666,657
Auction fees	12,656	—	—	—	—
Dividend disbursing agent fees	5,041	—	—	6,712	—
Shareholders’ servicing agent fees
and expenses	1,630	11,074	8,325	9,753	14,231
Interest expense and amortization
of offering costs	35,935	161,884	252,343	371,010	959,991
Custodian’s fees and expenses	10,036	5,628	8,514	8,287	22,577
Directors’/Trustees’ fees and expenses	1,026	405	672	778	2,630
Professional fees	18,780	19,122	18,703	7,361	15,128
Shareholders’ reports – printing and
mailing expenses	5,221	4,538	11,188	5,200	9,547
Stock exchange listing fees	4,461	98	12,172	7,875	16,055
Investor relations expense	3,514	1,502	2,391	2,771	8,627
Other expenses	10,795	20,630	10,233	10,867	17,869
Total expenses before custodian fee
credit and expense reimbursement	395,511	326,864	497,155	637,116	1,733,312
Custodian fee credit	(424)	(143)	(209)	(365)	(670)
Expense reimbursement	—	—	(16,009)	—	—
Net expenses	395,087	326,721	480,937	636,751	1,732,642
Net investment income (loss)	1,853,045	492,136	879,784	987,145	3,638,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	87,348	29,781	252,615	110,226	8,657
Change in net unrealized appreciation
(depreciation) of investments	2,945,968	1,421,729	1,496,822	2,285,007	7,104,666
Net realized and unrealized gain (loss)	3,033,316	1,451,510	1,749,437	2,395,233	7,113,323
Distributions to Auction Rate
Preferred Shareholders
From net investment income	(39,286)	—	—	(5,491)	—
Decrease in net assets applicable to
Common shares from distributions to
Auction Rate Preferred shareholders	(39,286)	—	—	(5,491)	—
Net increase (decrease) in net assets
applicable to Common shares
from operations	$4,847,075	$1,943,646	$2,629,221	$3,376,887	$10,751,550

See accompanying notes to financial statements.

42 Nuveen Investments

Statement of
Changes in Net Assets(Unaudited)
		Arizona			Arizona
		Premium Income (NAZ)			Dividend Advantage (NFZ)
	Six Months	Seven Months	Year	Six Months	Seven Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/11	2/28/11	7/31/10	8/31/11	2/28/11	7/31/10
Operations
Net investment income (loss)	$1,853,045	$2,184,168	$3,766,020	$492,136	$679,295	$1,318,611
Net realized gain (loss)
from investments	87,348	70,746	211,410	29,781	70,054	3,081
Change in net unrealized
appreciation (depreciation)
of investments	2,945,968	(3,534,279)	4,067,325	1,421,729	(1,397,076)	2,172,884
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(39,286)	(67,929)	(115,298)	—	(12,050)	(44,516)
From accumulated net realized gains	—	—	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares
from operations	4,847,075	(1,347,294)	7,929,457	1,943,646	(659,777)	3,450,060
Distributions to Common Shareholders
From net investment income	(1,676,511)	(1,955,790)	(3,146,573)	(599,196)	(699,030)	(1,070,455)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(1,676,511)	(1,955,790)	(3,146,573)	(599,196)	(699,030)	(1,070,455)
Capital Share Transactions
Net proceeds from Common shares
issued to shareholders due to
reinvestment of distributions	—	10,632	10,931	—	4,230	—
Net increase (decrease) in net assets
applicable to Common shares
from capital share transactions	—	10,632	10,931	—	4,230	—
Net increase (decrease) in net assets
applicable to Common shares	3,170,564	(3,292,452)	4,793,815	1,344,450	(1,354,577)	2,379,605
Net assets applicable to Common
shares at the beginning of period	59,256,094	62,548,546	57,754,731	20,629,818	21,984,395	19,604,790
Net assets applicable to Common
shares at the end of period	$62,426,658	$59,256,094	$62,548,546	$21,974,268	$20,629,818	$21,984,395
Undistributed (Over-distribution of)
net investment income
at the end of period	$1,259,202	$1,121,954	$961,516	$175,299	$282,359	$278,947

See accompanying notes to financial statements.

Nuveen Investments 43

Statement of
Changes in Net Assets (Unaudited) (continued)
		Arizona			Arizona
	Dividend Advantage 2 (NKR)			Dividend Advantage 3 (NXE)
	Six Months	Seven Months	Year	Six Months	Seven Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/11	2/28/11	7/31/10	8/31/11	2/28/11	7/31/10
Operations
Net investment income (loss)	$879,784	$1,087,152	$2,199,716	$987,145	$1,453,852	$2,646,131
Net realized gain (loss)
from investments	252,615	55,036	15,295	110,226	190,001	103,076
Change in net unrealized
appreciation (depreciation)
of investments	1,496,822	(1,860,579)	2,615,288	2,285,007	(2,270,250)	3,715,857
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(18,967)	(69,894)	(5,491)	(45,179)	(76,983)
From accumulated net realized gains	—	—	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares
from operations	2,629,221	(737,358)	4,760,405	3,376,887	(671,576)	6,388,081
Distributions to Common Shareholders
From net investment income	(980,699)	(1,144,149)	(1,856,497)	(1,158,959)	(1,352,119)	(2,236,669)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(980,699)	(1,144,149)	(1,856,497)	(1,158,959)	(1,352,119)	(2,236,669)
Capital Share Transactions
Net proceeds from Common shares
issued to shareholders due to
reinvestment of distributions	—	—	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares
from capital share transactions	—	—	—	—	—	—
Net increase (decrease) in net assets
applicable to Common shares	1,648,522	(1,881,507)	2,903,908	2,217,928	(2,023,695)	4,151,412
Net assets applicable to Common
shares at the beginning of period	33,851,755	35,733,262	32,829,354	41,256,537	43,280,232	39,128,820
Net assets applicable to Common
shares at the end of period	$35,500,277	$33,851,755	$35,733,262	$43,474,465	$41,256,537	$43,280,232
Undistributed (Over-distribution of)
net investment income
at the end of period	$294,446	$395,361	$427,638	$367,184	$544,489	$487,582

See accompanying notes to financial statements.

44 Nuveen Investments

		Texas
	Quality Income (NTX)
	Six Months	Seven Months	Year
	Ended	Ended	Ended
	8/31/11	2/28/11	7/31/10
Operations
Net investment income (loss)	$3,638,227	$4,618,090	$8,942,581
Net realized gain (loss)
from investments	8,657	213,495	197,927
Change in net unrealized
appreciation (depreciation)
of investments	7,104,666	(8,455,145)	10,122,568
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(85,730)	(257,907)
From accumulated net realized gains	—	—	(19,921)
Net increase (decrease) in net assets
applicable to Common shares
from operations	10,751,550	(3,709,290)	18,985,248
Distributions to Common Shareholders
From net investment income	(4,101,871)	(4,775,546)	(7,745,753)
From accumulated net realized gains	—	(63,947)	(114,136)
Decrease in net assets applicable to
Common shares from distributions
to Common shareholders	(4,101,871)	(4,839,493)	(7,859,889)
Capital Share Transactions
Net proceeds from Common shares
issued to shareholders due to
reinvestment of distributions	265,849	318,797	441,175
Net increase (decrease) in net assets
applicable to Common shares
from capital share transactions	265,849	318,797	441,175
Net increase (decrease) in net assets
applicable to Common shares	6,915,528	(8,229,986)	11,566,534
Net assets applicable to Common
shares at the beginning of period	134,849,908	143,079,894	131,513,360
Net assets applicable to Common
shares at the end of period	$141,765,436	$134,849,908	$143,079,894
Undistributed (Over-distribution of)
net investment income
at the end of period	$1,427,575	$1,891,219	$2,042,050

See accompanying notes to financial statements.

Nuveen Investments 45

Statement of
Cash Flows
Six Months ended August 31, 2011
(Unaudited)

	Arizona	Arizona	Arizona
	Premium	Dividend	Dividend
	Income	Advantage	Advantage 2
	(NAZ)	(NFZ)	(NKR)
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares
from Operations	$4,847,075	$1,943,646	$2,629,221
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments	(3,368,523)	(1,406,867)	(5,899,537)
Proceeds from sales and maturities of investments	4,260,582	1,180,025	5,940,108
Amortization (Accretion) of premiums and discounts, net	37,371	35,456	22,928
(Increase) Decrease in:
Receivable for interest	(25,831)	(9,267)	(43,204)
Receivable for investments sold	30,000	—	2,520,336
Other assets	(2,625)	173	(4,800)
Increase (Decrease) in:
Payable for Auction Rate Preferred Share dividends	(966)	—	—
Payable for interest	32,756	—	—
Payable for investments purchased	—	—	(3,027,216)
Accrued management fees	6,588	2,447	5,480
Accrued other expenses	4,203	11,591	12,040
Net realized (gain) loss from investments	(87,348)	(29,781)	(252,615)
Change in net unrealized (appreciation) depreciation of investments	(2,945,968)	(1,421,729)	(1,496,822)
Taxes paid on undistributed capital gains	—	—	—
Net cash provided by (used in) operating activities	2,787,314	305,694	405,919
Cash Flows from Financing Activities:
(Increase) Decrease in:
Cash equivalents	—	—	—
Deferred offering costs	(96,821)	48,111	60,415
Increase (Decrease) in:
Cash overdraft balance	—	—	—
Payable for offering costs	98,359	(2,081)	(27,703)
ARPS noticed for redemption, at liquidation value	—	—	—
MTP Shares, at liquidation value	—	—	—
VMTP Shares, at liquidation value	28,000,000	—	—
ARPS, at liquidation value	(27,875,000)	—	—
Cash distributions paid to Common shareholders	(1,674,565)	(598,560)	(980,527)
Net cash provided by (used in) financing activities	(1,548,027)	(552,530)	(947,815)
Net Increase (Decrease) in Cash	1,239,287	(246,836)	(541,896)
Cash at the beginning of period	890,225	331,340	586,207
Cash at the End of Period	$2,129,512	$84,504	$44,311
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:
	Arizona	Arizona	Arizona
	Premium	Dividend	Dividend
	Income	Advantage	Advantage 2
	(NAZ)	(NFZ)	(NKR)
	$—	$—	$—
Cash paid for interest (excluding amortization of offering costs) was as follows:
	Arizona	Arizona	Arizona
	Premium	Dividend	Dividend
	Income	Advantage	Advantage 2
	(NAZ)	(NFZ)	(NKR)
	$—	$113,773	$191,928

See accompanying notes to financial statements.

46 Nuveen Investments

	Arizona	Texas
	Dividend	Quality
	Advantage 3	Income
	(NXE)	(NTX)
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares
from Operations	$3,376,887	$10,751,550
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments	(5,275,313)	(4,579,425)
Proceeds from sales and maturities of investments	5,315,701	5,480,841
Amortization (Accretion) of premiums and discounts, net	36,964	(35,191)
(Increase) Decrease in:
Receivable for interest	3,065	(102,348)
Receivable for investments sold	(2,490,493)	2,307,144
Other assets	9,293	(7,555)
Increase (Decrease) in:
Payable for Auction Rate Preferred Share dividends	(1,682)	—
Payable for interest	48,844	—
Payable for investments purchased	—	(1,725,080)
Accrued management fees	5,876	14,840
Accrued other expenses	(2,637)	9,008
Net realized (gain) loss from investments	(110,226)	(8,657)
Change in net unrealized (appreciation) depreciation of investments	(2,285,007)	(7,104,666)
Taxes paid on undistributed capital gains	—	(19,001)
Net cash provided by (used in) operating activities	(1,368,728)	4,981,460
Cash Flows from Financing Activities:
(Increase) Decrease in:
Cash equivalents	18,409,700	—
Deferred offering costs	40,775	135,990
Increase (Decrease) in:
Cash overdraft balance	8,603	—
Payable for offering costs	(136,842)	(33,007)
ARPS noticed for redemption, at liquidation value	(18,400,000)	—
MTP Shares, at liquidation value	1,800,000	—
VMTP Shares, at liquidation value	—	—
ARPS, at liquidation value	—	—
Cash distributions paid to Common shareholders	(1,158,376)	(3,832,252)
Net cash provided by (used in) financing activities	563,860	(3,729,269)
Net Increase (Decrease) in Cash	(804,868)	1,252,191
Cash at the beginning of period	804,868	1,142,304
Cash at the End of Period	$—	$2,394,495
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

	Arizona	Texas
	Dividend	Quality
	Advantage 3	Income
	(NXE)	(NTX)
	$—	$265,849
Cash paid for interest (excluding amortization of offering costs) was as follows:
	Arizona	Texas
	Dividend	Quality
	Advantage 3	Income
	(NXE)	(NTX)
	$255,624	$824,000

See accompanying notes to financial statements.

Nuveen Investments 47

Financial
Highlights(Unaudited)
Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions
				from Net	from					Discount
				Investment	Capital		Net			from
				Income to	Gains to		Investment	Capital		Common		Ending
	Beginning		Net	Auction	Auction		Income	Gains		Shares		Common
	Common	Net	Realized/	Rate	Rate		to	to		Repur-		Share
	Share	Investment	Unrealized	Preferred	Preferred		Common	Common		chased		Net	Ending
	Net Asset	Income	Gain	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	(Loss)	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
Arizona Premium Income (NAZ)
Year Ended 2/28–2/29:
2012(f)	$13.25	$.41	$.69	$(.01)	$—	$1.09	$(.38)	$—	$(.38)	$—		$13.96	$12.98
2011(g)	13.99	.49	(.77)	(.02)	—	(.30)	(.44)	—	(.44)	—		13.25	12.32
Year Ended 7/31:
2010	12.92	.84	.96	(.03)	—	1.77	(.70)	—	(.70)	—		13.99	13.34
2009	13.00	.85	(.16)	(.13)	—	.56	(.64)	—	(.64)	—		12.92	12.29
2008	14.00	.88	(1.05)	(.22)	—	(.39)	(.61)	—	(.61)	—		13.00	13.35
2007	14.10	.83	(.10)	(.22)	—	.51	(.61)	—	(.61)	—		14.00	13.07
2006	14.53	.83	(.39)	(.18)	—	.26	(.69)	—	(.69)	—		14.10	13.69

Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2011(f)	13.32	.32	.94	—	—	1.26	(.39)	—	(.39)	—		14.19	13.01
2011(g)	14.20	.44	(.86)	(.01)	—	(.43)	(.45)	—	(.45)	—		13.32	12.14
Year Ended 7/31:
2010	12.66	.85	1.41	(.03)	—	2.23	(.69)	—	(.69)	—		14.20	14.19
2009	13.26	.84	(.67)	(.14)	—	.03	(.63)	—	(.63)	—	*	12.66	12.14
2008	14.48	.91	(1.23)	(.25)	— *	(.57)	(.64)	(.01)	(.65)	—		13.26	13.70
2007	14.77	.91	(.17)	(.24)	(.02)	.48	(.71)	(.06)	(.77)	—		14.48	13.35
2006	15.37	.93	(.40)	(.20)	(.01)	.32	(.84)	(.08)	(.92)	—		14.77	15.90

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

48 Nuveen Investments

		Ratios/Supplemental Data
		Ratios to Average Net Assets					Ratios to Average Net Assets
		Applicable to Common Shares					Applicable to Common Shares
Total Returns		Before Reimbursement(c)					After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets			Net				Net
on	Share Net	Applicable			Investment				Investment		Portfolio
Market	Asset	to Common			Income				Income		Turnover
Value(b)	Value(b)	Shares (000)	Expenses(e)		(Loss)		Expenses(e)		(Loss)		Rate
8.50%	8.30%	$62,427	1.30	%**	6.08	%**	N/A		N/A		4%
(4.55)	(2.23)	59,256	1.19	**	6.11	**	N/A		N/A		5
14.47	13.94	62,549	1.21		6.13		N/A		N/A		8
(2.61)	4.73	57,755	1.33		7.01		N/A		N/A		25
7.10	(2.87)	58,097	1.40		6.42		N/A		N/A		21
(.22)	3.62	62,534	1.32		5.81		N/A		N/A		13
(5.62)	1.84	63,024	1.21		5.83		N/A		N/A		22

10.46	9.58	21,974	3.07	**	4.62	**	3.07	%**	4.62	%**	4
(11.47)	(3.10)	20,630	2.29	**	5.37	**	2.23	**	5.43	**	5
23.34	17.93	21,984	1.35		6.12		1.23		6.23		3
(6.12)	.58	19,605	1.51		6.70		1.30		6.91		6
7.72	(4.09)	20,552	1.58		6.14		1.31		6.42		10
(11.63)	3.24	22,439	1.48		5.74		1.14		6.08		19
4.54	2.14	22,862	1.36		5.79		.94		6.21		24

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares and/or VMTP Shares, where applicable.

(d)
Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of January 31, 2011, the Adviser is no longer reimbursing Arizona Dividend Advantage (NFZ) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP and VMTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Arizona Premium Income (NAZ)
Year Ended 2/28–2/29:
2012(f)	.12	%**
2011(g)	—
Year Ended 7/31:
2010	—
2009	—
2008	.14
2007	.08
2006	—

Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2012(f)	1.52	%**
2011(g)	.96	**
Year Ended 7/31:
2010	—
2009	—
2008	.14
2007	.10
2006	—

(f)	For the six months ended August 31, 2011.
(g)	For the seven months ended February 28, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	The Fund does not have a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments 49

Financial
Highlights (Unaudited) (continued)
Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions
				from Net	from
				Investment	Capital					Discount
				Income	Gains		Net			from
	Beginning			to	to		Investment	Capital		Common		Ending
	Common		Net	Auction	Auction		Income	Gains		Shares		Common
	Share	Net	Realized/	Rate	Rate		to	to		Repur-		Share
	Net	Investment	Unrealized	Preferred	Preferred		Common	Common		chased		Net	Ending
	Asset	Income	Gain	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	(Loss)	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2012(f)	$13.88	$.36	$.71	$—	$—	$1.07	$(.40)	$—	$(.40)	$—		$14.55	$13.35
2011(g)	14.65	.45	(.74)	(.01)	—	(.30)	(.47)	—	(.47)	—		13.88	12.66
Year Ended 7/31:
2010	13.46	.90	1.08	(.03)	—	1.95	(.76)	—	(.76)	—		14.65	13.92
2009	13.66	.93	(.29)	(.14)	—	.50	(.70)	—	(.70)	—	*	13.46	12.52
2008	14.76	.96	(1.03)	(.24)	(.02)	(.33)	(.71)	(.06)	(.77)	—		13.66	14.00
2007	15.00	.97	(.18)	(.24)	(.01)	.54	(.74)	(.04)	(.78)	—		14.76	15.27
2006	15.56	.96	(.37)	(.20)	(.01)	.38	(.83)	(.11)	(.94)	—		15.00	15.37

Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2012(f)	13.46	.32	.78	— *	—	1.10	(.38)	—	(.38)	—		14.18	12.91
2011(g)	14.12	.47	(.68)	(.01)	—	(.22)	(.44)	—	(.44)	—		13.46	12.24
Year Ended 7/31:
2010	12.76	.86	1.26	(.03)	—	2.09	(.73)	—	(.73)	—		14.12	13.14
2009	13.07	.88	(.41)	(.13)	—	.34	(.65)	—	(.65)	—	*	12.76	11.73
2008	14.20	.91	(1.15)	(.24)	—	(.48)	(.65)	—	(.65)	—		13.07	13.30
2007	14.32	.90	(.10)	(.25)	—	.55	(.67)	—	(.67)	—		14.20	13.44
2006	14.62	.88	(.26)	(.19)	—	.43	(.73)	—	(.73)	—		14.32	13.52

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

50 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets				Ratios to Average Net Assets
			Applicable to Common Shares				Applicable to Common Shares
Total Returns			Before Reimbursement(c)				After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets			Net				Net
on	Share Net	Applicable			Investment				Investment		Portfolio
Market	Asset	to Common			Income				Income		Turnover
Value(b)	Value(b)	Shares (000)	Expenses(e)		(Loss)		Expenses(e)		(Loss)		Rate
8.75%	7.60%	$35,500	2.86	%**	4.97	%**	2.77	%**	5.07	%**	11%
(5.84)	(1.90)	33,852	2.22	**	5.18	**	2.06	**	5.34	**	7
17.65	14.75	35,733	1.27		6.11		1.07		6.31		4
(4.99)	4.09	32,829	1.40		6.93		1.11		7.22		5
(3.16)	(2.38)	33,311	1.49		6.32		1.13		6.68		15
4.52	3.59	35,976	1.39		5.92		.96		6.35		14
.82	2.49	36,465	1.28		5.88		.83		6.33		11

8.68	8.27	43,474	3.00	**	4.65	**	3.00	**	4.65	**	9
(3.63)	(1.60)	41,257	1.46	**	5.85	**	1.43	**	5.88	**	6
18.58	16.66	43,280	1.22		6.15		1.08		6.29		5
(6.18)	3.08	39,129	1.37		6.97		1.09		7.25		9
3.96	(3.48)	40,081	1.46		6.17		1.08		6.55		16
4.21	3.81	43,552	1.36		5.69		.88		6.16		15
(1.80)	3.03	43,913	1.26		5.63		.79		6.11		12

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing Arizona Dividend Advantage 3 (NXE) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2012(f)	1.45	%**
2011(g)	.91	**
Year Ended 7/31:
2010	—
2009	—
2008	.15
2007	.10
2006	—

Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2012(f)	1.75	**
2011(g)	.01	**
Year Ended 7/31:
2010	—
2009	—
2008	.16
2007	.10
2006	—

(f)	For the six months ended August 31, 2011.
(g)	For the seven months ended February 28, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 51

Financial
Highlights (Unaudited) (continued)
Selected data for a Common share outstanding throughout each period:

	Investment Operations						Less Distributions
				Distributions	Distributions
				from Net	from					Discount
				Investment	Capital		Net			from
	Beginning			Income to	Gains to		Investment	Capital		Common	Ending
	Common		Net	Auction	Auction		Income	Gains		Shares	Common
	Share	Net	Realized/	Rate	Rate		to	to		Repur-	Share
	Net	Investment	Unrealized	Preferred	Preferred		Common	Common		chased	Net	Ending
	Asset	Income	Gain	Share-	Share-		Share-	Share-		and	Asset	Market
	Value	(Loss)	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired	Value	Value
Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2012(f)	$14.12	$.38	$.74	$—	$—	$1.12	$(.43)	$—	$(.43)	$—	$14.81	$15.96
2011(g)	15.01	.48	(.85)	(.01)	—	(.38)	(.50)	(.01 )*	(.51)	—	14.12	15.19
Year Ended 7/31:
2010	13.84	.94	1.08	(.03)	— *	1.99	(.81)	(.01)	(.82)	—	15.01	16.92
2009	13.98	.94	(.17)	(.13)	(.02)	.62	(.71)	(.05)	(.76)	—	13.84	14.78
2008	14.87	.94	(.83)	(.23)	(.02)	(.14)	(.69)	(.06)	(.75)	—	13.98	12.46
2007	15.06	.95	(.11)	(.25)	(.01)	.58	(.73)	(.04)	(.77)	—	14.87	13.89
2006	15.46	.96	(.32)	(.22)	—	.42	(.82)	—	(.82)	—	15.06	14.71

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

52 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets			Net
on	Share Net	Applicable			Investment		Portfolio
Market	Asset	to Common			Income		Turnover
Value(b)	Value(b)	Shares (000)	Expenses(e)		(Loss)		Rate
8.15%	8.04%	$141,765	2.50	%**	5.25	%**	2%
(7.15)	(2.61)	134,850	1.92	**	5.69	**	10
20.92	14.71	143,080	1.19		6.42		6
25.98	4.80	131,513	1.27		7.06		10
(5.16)	(1.04)	132,713	1.26		6.46		8
(.52)	3.82	141,238	1.24		6.24		9
(4.03)	2.77	143,009	1.19		6.31		13

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2012(f)	1.39	%**
2011(g)	.80	**
Year Ended 7/31:
2010	.02
2009	.01
2008	.05
2007	.06
2006	—

(f)	For the six months ended August 31, 2011.
(g)	For the seven months ended February 28, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 53

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (h)			VMTP Shares at the End of Period
	Aggregate			Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	(000)	Per Share	Per Share
Arizona Premium Income (NAZ)
Year Ended 2/28–2/29:
2012(f)	$—	$—	$—	$—	$—	$—	$28,000	$100,000	$322,952
2011(g)	27,875	25,000	78,144	—	—	—	—	—
Year Ended 7/31:
2010	27,875	25,000	81,097	—	—	—	—	—
2009	27,875	25,000	76,798	—	—	—	—	—
2008	30,000	25,000	73,414	—	—	—	—	—
2007	30,000	25,000	77,111	—	—	—	—	—
2006	30,000	25,000	77,520	—	—	—	—	—

Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2012(f)	—	—	—	11,100	10.00	29.80	—	—
2011(g)	—	—	—	11,100	10.00	28.59	—	—
Year Ended 7/31:
2010	10,600	25,000	76,850	—	—	—	—	—
2009	10,600	25,000	71,238	—	—	—	—	—
2008	12,000	25,000	67,817	—	—	—	—	—
2007	12,000	25,000	71,748	—	—	—	—	—
2006	12,000	25,000	72,628	—	—	—	—	—

(f)	For the six months ended August 31, 2011.
(g)	For the seven months ended February 28, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2012(f)	2015	9.73	9.78
2011(g)	2015	9.63	9.83	^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—
2006	—	—	—

^	For the period October 18, 2010 (first issuance date of shares) through February 28, 2011.

54 Nuveen Investments

							ARPS and
							MTP Shares at
	ARPS at the End of Period			MTP Shares at the End of Period (h)			the End of Period
	Aggregate			Aggregate			Asset Coverage
	Amount	Liquidation	Asset	Amount	Liquidation	Asset	Per $1
	Outstanding	Value	Coverage	Outstanding	Value	Coverage	Liquidation
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	Preference
Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2012(f)	$—	$—	$—	$18,725	$10.00	$28.96	$—
2011(g)	—	—	—	18,725	10.00	28.08	—
Year Ended 7/31:
2010	16,625	25,000	78,734	—	—	—	—
2009	16,625	25,000	74,367	—	—	—	—
2008	18,500	25,000	70,015	—	—	—	—
2007	18,500	25,000	73,616	—	—	—	—
2006	18,500	25,000	74,277	—	—	—	—

Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2012(f)	—	—	—	20,846	10.00	30.86	—
2011(g)	18,400	25,000	52,544	19,046	10.00	21.02	2.10
Year Ended 7/31:
2010	18,400	25,000	83,805	—	—	—	—
2009	18,400	25,000	78,164	—	—	—	—
2008	22,000	25,000	70,546	—	—	—	—
2007	22,000	25,000	74,490	—	—	—	—
2006	22,000	25,000	74,902	—	—	—	—

(f)	For the six months ended August 31, 2011.
(g)	For the seven months ended February 28, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2012(f)	2015	$9.91	$9.79
2011(g)	2015	9.58	9.71	^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—
2006	—	—	—

Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2012(f)	2016	10.10	10.06
2011(g)	2016	9.97	9.96	^^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—
2006	—	—	—

^	For the period October 18, 2010 (first issuance date of shares) through February 28, 2011.
^^	As of February 28, 2011 (issuance date of shares).

See accompanying notes to financial statements.

Nuveen Investments 55

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (h)
	Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share
Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2012(f)	$—	$—	$—	$70,920	$10.00	$29.99
2011(g)	—	—	—	70,920	10.00	29.01
Year Ended 7/31:
2010	65,050	25,000	79,988	—	—	—
2009	65,050	25,000	75,543	—	—	—
2008	69,000	25,000	73,084	—	—	—
2007	69,000	25,000	76,173	—	—	—
2006	69,000	25,000	76,815	—	—	—

(f)	For the six months ended August 31, 2011.
(g)	For the seven months ended February 28, 2011.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2012(f)	2015	$10.00	$9.92
2011(g)	2015	9.85	9.86	^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—
2006	—	—	—

^	For the period November 2, 2010 (first issuance date of shares) through February 28, 2011.

See accompanying notes to financial statements.

56 Nuveen Investments

Notes to
Financial Statements(Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund (NTX) (each a “Fund” and collectively, the “Funds”). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income (NTX) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation

Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Nuveen Investments 57

Notes to
Financial Statements (Unaudited) (continued)

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2011, there were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares

Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of February 28, 2011, each Fund, with the exception of Arizona Premium Income (NAZ), redeemed all of their outstanding ARPS at liquidation value. During the six months ended August 31, 2011, Arizona Premium Income (NAZ) had issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. The Fund’s ARPS were issued in one Series. The dividend rate paid by the Fund was determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and was payable at the end of the rate period.

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of August 31, 2011, each Fund redeemed all of their outstanding ARPS, at liquidation value, as follows:

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
ARPS redeemed, at liquidation value	$30,000,000	$12,000,000	$18,500,000	$22,000,000	$69,000,000

During the seven months ended February 28, 2011, lawsuits pursuing claims made in a demand letter alleging that Arizona Dividend Advantage 3’s (NXE) Board of Trustees breached its fiduciary duties related to the redemption at par of the Fund’s ARPS had been filed on behalf of shareholders of the Fund, against the Adviser, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of the Fund. The court has heard the Fund’s motion to dismiss the lawsuits and has take the matter under advisement. Nuveen and the other named defendants believe these lawsuits to be without merit, and all named parties are defending themselves vigorously against these charges.

During the current reporting period, Nuveen Investments, LLC, known as Nuveen Securities, LLC, effective April 30, 2011, (“Nuveen Securities”) entered into a settlement with the Financial Industry Regulatory Authority (“FINRA”) with respect to certain allegations regarding Nuveen-sponsored

58 Nuveen Investments

closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities neither admitted to nor denied FINRA’s allegations. Nuveen Securities is the broker-dealer subsidiary of Nuveen.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities were false and misleading. Nuveen Securities agreed to a censure and the payment of a $3 million fine.

MuniFund Term Preferred Shares

The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of August 31, 2011, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	Arizona Dividend Advantage (NFZ)			Arizona Dividend Advantage 2 (NKR)
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Interest Rate	Ticker	Outstanding	Interest Rate	Ticker
Series 2015	1,110,000	2.05%	NFZ Pr C	1,872,500	2.05%	NKR Pr C

Arizona Dividend Advantage 3 (NXE)
				Shares	Annual	NYSE
				Outstanding	Interest Rate	Ticker
Series 2016				2,084,600	2.90%	NXE Pr C

Texas Quality Income (NTX)
				Shares	Annual	NYSE
				Outstanding	Interest Rate	Ticker
Series 2015				7,092,000	2.30%	NTX Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows.

	Arizona	Arizona	Arizona	Texas
	Dividend	Dividend	Dividend	Quality
	Advantage	Advantage 2	Advantage 3	Income
	(NFZ)	(NKR)	(NXE)	(NTX)
	Series 2015	Series 2015	Series 2016	Series 2015
Term Redemption Date	November 1, 2015	November 1, 2015	March 1, 2016	December 1, 2015
Optional Redemption Date	November 1, 2011	November 1, 2011	March 1, 2012	December 1, 2011
Premium Expiration Date	October 31, 2012	October 31, 2012	February 28, 2013	November 30, 2012

The average liquidation value of all MTP Shares outstanding for each Fund during the six months ended August 31, 2011, was as follows:

	Arizona	Arizona	Arizona	Texas
	Dividend	Dividend	Dividend	Quality
	Advantage	Advantage 2	Advantage 3	Income
	(NFZ)	(NKR)	(NXE)	(NTX)
Average liquidation value of MTP Shares outstanding	$11,100,000	$18,725,000	$20,767,656	$70,920,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen Investments 59

Notes to
Financial Statements (Unaudited) (continued)

Net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering were recorded as reductions of offering costs recognized by the Funds. For the six months ended August 31, 2011, the amounts earned by Nuveen for each Fund were as follows:

	Arizona	Arizona	Arizona	Texas
	Dividend	Dividend	Dividend	Quality
	Advantage	Advantage 2	Advantage 3	Income
	(NFZ)	(NKR)	(NXE)	(NTX)
Net amounts earned by Nuveen	$1,011	$639	$1,145	$6,153

Variable Rate MuniFund Term Preferred Shares

Arizona Premium Income (NAZ) has issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. The Fund issued its VMTP Shares in a privately negotiated offering in July 2011. Proceeds from the issuance of VMTP Shares, net of offering expenses, were used to redeem the Fund’s outstanding ARPS. The Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of August 31, 2011, the number of VMTP Shares outstanding for the Fund are as follows:

Arizona Premium Income (NAZ)
Series 2014	$28,000,000

The Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for the Fund’s VMTP Shares are as follows:

Arizona Premium Income (NAZ)
Term Redemption Date	August 1, 2014
Optional Redemption Date	August 1, 2012
Premium Expiration Date	July 31, 2012

The average liquidation value of VMTP Shares outstanding and average annualized dividend rate of VMTP Shares for the Fund during the six months ended August 31, 2011, were as follows:

Arizona
Premium
Income
(NAZ)*
Average liquidation value of VMTP Shares outstanding	$28,000,000
Average annualized dividend rate	1.22%
* For the period July 28, 2011 (issuance date of shares) through August 31, 2011.

Dividends on MTP shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that

60 Nuveen Investments

represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended August 31, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts is as follows:
	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Maximum exposure to Recourse Trusts	$2,145,000	$1,680,000	$1,350,000	$2,325,000	$ —

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2011, were as follows:

Texas
Quality
Income
(NTX)
Average floating rate obligations outstanding	$3,960,000
Average annual interest rate and fees	0.42%

Derivative Financial Instruments

Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2011.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and

Nuveen Investments 61

Notes to
Financial Statements (Unaudited) (continued)

Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs

Costs incurred by the Funds in connection with their offerings of MTP Shares or VMTP Shares were recorded as a deferred charge, which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. As of August 31, 2011, each Fund’s offering costs incurred were as follows:

	Arizona	Arizona	Arizona	Texas
	Dividend	Dividend	Dividend	Quality
	Advantage	Advantage 2	Advantage 3	Income
	(NFZ)	(NKR)	(NXE)	(NTX)
MTP Shares offering costs	$491,500	$588,375	$672,690	$1,366,300

				Arizona
				Premium
				Income
				(NAZ)
VMTP Shares offering costs				$100,000

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

62 Nuveen Investments

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2011:

Arizona Premium Income (NAZ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$85,819,326	$1,924,925	$87,744,251
Arizona Dividend Advantage (NFZ)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$32,347,470	$215,592	$32,563,062
Arizona Dividend Advantage 2 (NKR)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$52,588,537	$870,066	$53,458,603
Arizona Dividend Advantage 3 (NXE)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$60,591,013	$531,279	$61,122,292
Texas Quality Income (NTX)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$211,226,362	$ —	$211,226,362

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Arizona	Arizona	Arizona	Arizona
	Premium	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NAZ)	(NFZ)	(NKR)	(NXE)
	Level 3	Level 3	Level 3	Level 3
	Municipal	Municipal	Municipal	Municipal
	Bonds	Bonds	Bonds	Bonds
Balance at the beginning of period	$1,867,750	$209,188	$844,223	$515,499
Gains (losses):
Net realized gains (losses)	—	—	—	—
Net change in unrealized appreciation (depreciation)	57,175	6,404	25,843	15,780
Purchases at cost	—	—	—	—
Sales at proceeds	—	—	—	—
Net discounts (premiums)	—	—	—	—
Transfers in to	—	—	—	—
Transfers out of	—	—	—	—
Balance at the end of period	$1,924,925	$215,592	$870,066	$531,279
Change in net unrealized appreciation (depreciation) during the period of
Level 3 securities held at the end of period	$57,175	$6,404	$25,843	$15,780

During the six months ended August 31, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2011.

Nuveen Investments 63

Notes to
Financial Statements (Unaudited) (continued)

4. Fund Shares

Common Shares

Transactions in Common shares were as follows:

	Arizona Premium			Arizona Dividend
	Income (NAZ)			Advantage (NFZ)
	Six	Seven		Six	Seven
	Months	Months	Year	Months	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/11	2/28/11	7/31/10	8/31/11	2/28/11	7/31/10
Common shares issued to shareholders
due to reinvestment of distributions	—	743	798	—	292	—

	Arizona Dividend			Arizona Dividend
	Advantage 2 (NKR)			Advantage 3 (NXE)
	Six	Seven		Six	Seven
	Months	Months	Year	Months	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/11	2/28/11	7/31/10	8/31/11	2/28/11	7/31/10
Common shares issued to shareholders
due to reinvestment of distributions	—	—	—	—	—	—

Texas Quality
Income (NTX)
				Six	Seven
				Months	Months	Year
				Ended	Ended	Ended
				8/31/11	2/28/11	7/31/10
Common shares issued to shareholders
due to reinvestment of distributions				18,243	20,941	29,688

Preferred Shares
Transactions in ARPS were as follows:
Arizona Premium Income (NAZ)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series TH	1,115	$27,875,000	—	$ —	—	$ —

Arizona Dividend Advantage (NFZ)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series T	N/A	N/A	424	$10,600,000	—	$ —

Arizona Dividend Advantage 2 (NKR)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series W	N/A	N/A	665	$16,625,000	—	$ —

64 Nuveen Investments

Arizona Dividend Advantage 3 (NXE)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	N/A	N/A	736	$18,400,000	—	$ —

Texas Quality Income (NTX)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	N/A	N/A	716	$17,900,000	—	$ —
Series TH	N/A	N/A	1,886	47,150,000	—	—
Total	N/A	N/A	2,602	$65,050,000	—	$ —
N/A – As of February 28, 2011, the Fund redeemed all of its outstanding ARPS at liquidation value.

Transactions in MTP shares were as follows:
Arizona Dividend Advantage (NFZ)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$ —	1,110,000	$11,100,000	—	$ —

Arizona Dividend Advantage 2 (NKR)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$ —	1,872,500	$18,725,000	—	$ —

Arizona Dividend Advantage 3 (NXE)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2016	180,000	$1,800,000	1,904,600	$19,046,000	—	$ —

Texas Quality Income (NTX)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$ —	7,092,000	$70,920,000	—	$ —

Nuveen Investments 65

Notes to
Financial Statements (Unaudited) (continued)

Transactions in VMTP Shares were as follows:
Arizona Premium Income (NAZ)
	Six Months		Seven Months		Year
	Ended		Ended		Ended
	8/31/11		2/28/11		7/31/10
	Shares	Amount	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	280	$28,000,000	—	$ —	—	$ —

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended August 31, 2011, were as follows:

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Purchases	$3,368,523	$1,406,867	$5,899,537	$5,275,313	$4,579,425
Sales and maturities	4,260,582	1,180,025	5,940,108	5,315,701	5,480,841

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Cost of investments	$85,969,081	$31,960,226	$52,429,102	$60,271,456	$202,743,980
Gross unrealized:
Appreciation	$5,380,120	$1,570,482	$2,451,853	$2,178,924	$9,532,404
Depreciation	(3,604,950)	(967,646)	(1,422,352)	(1,328,088)	(5,010,170)
Net unrealized appreciation (depreciation) of investments	$1,775,170	$602,836	$1,029,501	$850,836	$4,522,234

Permanent differences, primarily due to federal taxes paid, taxable market discount, expiration of capital loss carryforwards, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at February 28, 2011, the Funds’ last tax year end, as follows:

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Paid-in surplus	$(288,967)	$(35,775)	$(44,464)	$(353)	$(92,138)
Undistributed (Over-distribution of) net investment income	(11)	35,197	43,687	353	92,355
Accumulated net realized gain (loss)	288,978	578	777	—	(217)

66 Nuveen Investments

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2011, the Funds’ last tax year end, were as follows:

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Undistributed net tax-exempt income *	$1,289,020	$382,271	$566,266	$711,421	$2,605,089
Undistributed net ordinary income **	—	—	—	—	—
Undistributed net long-term capital gains	—	—	—	—	213,826

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2011, paid on March 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the seven months ended February 28, 2011, and during the tax year ended July 31, 2010, was designated for purposes of the dividends paid deduction as follows:

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
Seven months ended February 28, 2011	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Distributions from net tax-exempt income	$2,023,334	$776,662	$1,271,647	$1,396,904	$5,262,746
Distributions from net ordinary income**	—	—	—	—	3
Distributions from net long-term capital gains	—	—	—	—	64,372

	Arizona	Arizona	Arizona	Arizona	Texas
	Premium	Dividend	Dividend	Dividend	Quality
	Income	Advantage	Advantage 2	Advantage 3	Income
Year ended July 31, 2010	(NAZ)	(NFZ)	(NKR)	(NXE)	(NTX)
Distributions from net tax-exempt income	$3,223,648	$1,096,403	$1,905,599	$2,287,520	$7,910,812
Distributions from net ordinary income**	—	—	—	—	—
Distributions from net long-term capital gains	—	—	—	—	134,057

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Arizona	Arizona	Arizona	Arizona
	Premium	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NAZ)	(NFZ)	(NKR)	(NXE)
Expiration:
February 29, 2012	$1,553,627	$—	$—	$—
February 28, 2013	—	—	—	129,388
February 28, 2014	—	—	—	218,127
February 29, 2016	562,384	175,939	157,090	363,937
February 28, 2017	323,876	210,308	220,271	258,905
February 28, 2018	43,720	318,004	223,857	108,356
Total	$2,483,607	$704,251	$601,218	$1,078,713

During the seven months ended February 28, 2011, the Funds’ last tax year end, the following Funds utilized capital loss carryforwards as follows:

	Arizona	Arizona	Arizona	Arizona
	Premium	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NAZ)	(NFZ)	(NKR)	(NXE)
Utilized capital loss carryforwards	$70,757	$70,632	$55,813	$190,001

At February 28, 2011, the Funds’ last tax year end, $288,967 of Arizona Premium Income’s (NAZ) capital loss carryforward expired.

Nuveen Investments 67

Notes to
Financial Statements (Unaudited) (continued)

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:
Arizona Premium Income (NAZ)
Texas Quality Income (NTX)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Arizona Dividend Advantage (NFZ)
Arizona Dividend Advantage 2 (NKR)
Arizona Dividend Advantage 3 (NXE)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of August 31, 2011, the complex-level fee rate for these Funds was .1781%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

68 Nuveen Investments

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Arizona Dividend Advantage 2’s (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

* From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments 69

Annual Investment Management
Agreement Approval Process(Unaudited)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), are responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is generally required to consider the continuation of advisory agreements and sub-advisory agreements on an annual basis. Accordingly, at an in-person meeting held on May 23-25, 2011 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for their considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of their annual review, the Board also held a separate meeting on April 19-20, 2011, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of their review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

70 Nuveen Investments

The materials and information prepared in connection with the review of the Advisory Agreements at the May Meeting supplemented the information provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and, since the internal restructuring described in Section A below, the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and compliance reports. The Board also meets with key investment personnel managing the Fund portfolios during the year. In addition, the Board continues its program of seeking to visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Board also met with State Street Bank & Trust Company, the Funds’ accountant and custodian, in 2010. The Board considers factors and information that are relevant to its consideration of the renewal of the Advisory Agreements at these meetings held throughout the year. Accordingly, the Board considered the information provided and knowledge gained at these meetings when performing its review at the May Meeting of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Funds and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

Nuveen Investments 71

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor provides the portfolio investment management services to the Funds. The Board recognized that Nuveen engaged in an internal restructuring in 2010 pursuant to which portfolio management services the Advisor had provided directly to the Funds were transferred to the Sub-Advisor, a newly-organized, wholly-owned subsidiary of the Advisor consisting of largely the same investment personnel. Accordingly, in reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included continued activities to refinance auction rate preferred securities; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings and share repurchases for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications in support of refinancing efforts related to auction rate preferred securities; participating in conferences; communicating continually with closed-end fund analysts covering the Nuveen funds; providing marketing for the closed-end funds; share purchases; and maintaining and enhancing a closed-end fund website.

72 Nuveen Investments

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks.

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one-and three-year periods ending December 31, 2010 and for the same periods ending March 31, 2011. The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Groups of each of the Funds were classified as having significant differences from the respective Funds based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered) and the performance of the fund (or respective class) during that shareholder’s investment period. With respect to any Nuveen funds that underper-formed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

The Independent Board Members considered the performance of the Funds (which, as noted above, each had significant differences with their Performance Peer Groups) compared to their benchmarks. In this regard, the Independent Board Members noted

Nuveen Investments 73

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

that (a) the Nuveen Arizona Dividend Advantage Municipal Fund 2 and the Nuveen Arizona Dividend Advantage Municipal Fund 3 outperformed their benchmarks in the one- and three-year periods, (b) the Nuveen Arizona Dividend Advantage Municipal Fund underperformed its benchmark in the one- and three-year periods and (c) the Nuveen Arizona Premium Income Municipal Fund, Inc. (the “Arizona Premium Income Fund”) and the Nuveen Texas Quality Income Municipal Fund (the “Texas Quality Income Fund”) underperformed their benchmarks in the one-year period, but outperformed their benchmarks in the three-year period.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and Peer Group (if any). In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data thereby limiting the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses, the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group (if available) or Peer Universe if there was no separate Peer Group.

The Independent Board Members noted that the Arizona Premium Income Fund and the Texas Quality Income Fund had net management fees slightly higher or higher than the peer average but a net expense ratio below or in line with the peer

74 Nuveen Investments

average. They observed that each of the other Funds had net management fees and net expense ratios below or in line with their peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds.

3. Profitability of Fund Advisers

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2010. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to

Nuveen Investments 75

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the

76 Nuveen Investments

fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. Nevertheless, the Independent Board Members noted that commissions are generally not paid in connection with municipal securities transactions typically executed on a principal basis.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed and that the Advisory Agreements be renewed.

Nuveen Investments 77

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

78 Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments 79

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates

80 Nuveen Investments

change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Other States Municipal Debt Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 46 funds; 1-year, 46 funds; 5-year, 46 funds; and 10-year, 27 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) Arizona and Texas Municipal Bond Indexes: Are unlever-aged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade municipal bond markets in Arizona and Texas, respectively. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the fund. Both of these are part of a fund’s capital structure. Structural leverage is sometimes referred to as “’40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments 81

Notes

82 Nuveen Investments

Other Useful Information

Board of Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and Shareholder Services
State Street Bank &
Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

	Common Shares	Preferred Shares
Fund	Repurchased	Redeemed
NAZ	—	1,115
NFZ	—	—
NKR	—	—
NXE	—	—
NTX	—	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 83

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $210 billion of assets as of June 30, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready - no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-D-0811D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 7, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 7, 2011